CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (605)
Other comprehensive income/(loss), net of tax:
Unrealized gain on marketable securities	0
Change in fair value of debt component of Archer convertible bond	(3)
Other than temporary impairment of marketable securities, reclassification to Statement of Operations	0
Actuarial gain/(loss) relating to pensions	1
Unrealized gain on interest rate swaps in VIEs and subsidiaries	0
Share of other comprehensive (loss)/income from associated companies	(5)
Other comprehensive (loss)/income	(7)
Total comprehensive (loss)/income for the period	(612)
Comprehensive (loss)/income attributable to the parent	(609)
Comprehensive (loss)/income attributable to the non-controlling interest	(2)
Comprehensive Income (Loss), Net of Tax, Attributable to Redeemable Noncontrolling Interest	$ (1)
Predecessor
Net loss		$ (3,885)	$ (3,102)	$ (155)
Other comprehensive income/(loss), net of tax:
Unrealized gain on marketable securities		0	14	17
Change in fair value of debt component of Archer convertible bond		0	0	0
Other than temporary impairment of marketable securities, reclassification to Statement of Operations		0	0	153
Actuarial gain/(loss) relating to pensions		0	(3)	22
Unrealized gain on interest rate swaps in VIEs and subsidiaries		0	2	1
Share of other comprehensive (loss)/income from associated companies		0	(8)	10
Other comprehensive (loss)/income		0	5	203
Total comprehensive (loss)/income for the period		(3,885)	(3,097)	48
Comprehensive (loss)/income attributable to the parent		(3,881)	(2,976)	14
Comprehensive (loss)/income attributable to the non-controlling interest		(6)	(121)	34
Comprehensive Income (Loss), Net of Tax, Attributable to Redeemable Noncontrolling Interest		$ 2	$ 0	$ 0